Net Income (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Income (Loss)) Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Diluted	$ (0.31)	$ (0.07)	$ 0.05
Diluted		(0.01)	(0.34)
Diluted	$ (0.31)	$ (0.08)	$ (0.29)